Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information
28.	Segment Information
(a)	Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the fourth quarter of 2021, the Group changed its segment disclosure to separately report the results of Cloud Music. As a result, the Group now reports segments as online game services, Youdao, Cloud Music and innovative businesses and others. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive income or consolidated statements of cash flows. The Group retrospectively revised prior year segment information, to conform to current year presentation.

(b)	Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2019, 2020 and 2021. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2019, 2020 and 2021 (in thousands).

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues:
Online game services	46,422,640	54,608,717	62,806,453
Youdao	1,304,883	3,167,515	5,354,357
Cloud Music	2,318,390	4,895,731	6,997,622
Innovative businesses and others	9,195,232	10,995,170	12,447,594
Total net revenues	59,241,145	73,667,133	87,606,026

Cost of revenues:
Online game services	(16,974,234)	(19,847,846)	(22,101,116)
Youdao	(934,261)	(1,713,229)	(2,448,146)
Cloud Music	(3,375,104)	(5,491,066)	(6,854,948)
Innovative businesses and others	(6,402,246)	(7,631,590)	(9,231,015)
Total cost of revenues	(27,685,845)	(34,683,731)	(40,635,225)

Gross profit:
Online game services	29,448,406	34,760,871	40,705,337
Youdao	370,622	1,454,286	2,906,211
Cloud Music	(1,056,714)	(595,335)	142,674
Innovative businesses and others	2,792,986	3,363,580	3,216,579
Total gross profit	31,555,300	38,983,402	46,970,801

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
A point in time	12,162,904	15,911,575	19,581,668
Over time	47,078,241	57,755,558	68,024,358
Total Net revenue	59,241,145	73,667,133	87,606,026

The following table presents the total depreciation expenses of property and equipment by segment for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Online game services	256,181	258,357	251,526
Youdao	6,076	7,239	9,330
Cloud Music	7,393	6,878	3,827
Innovative businesses and others	211,457	201,636	141,696
Total depreciation expenses of property and equipment	481,107	474,110	406,379

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.